Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable

Note 6. Accounts Receivable

Accounts receivable, net consisted of the following:

	June 30, 2026	December 31, 2025
Trade receivables	$276,413	$219,870
Less: allowance for credit losses	(3,047)	(2,934)
Accounts receivable, net	$273,366	$216,936

Note 6. Accounts Receivable

Accounts receivable, net consisted of the following:

	December 31,
	2025	2024
Trade receivables	$219,870	$199,869
Less: allowance for credit losses	(2,934)	(907)
Accounts receivable, net	$216,936	$198,962